STOCK OPTIONS (Details 1)	6 Months Ended
Aug. 31, 2015
Minimum [Member]
Expected volatility	113.47%
Risk-free interest rate	0.67%
Maximum [Member]
Expected volatility	123.55%
Risk-free interest rate	2.27%
Option [Member]
Expected dividend yield	0.00%
Expected Term	6 years 23 days